Net Loss per Share - Schedule of Diluted Net Loss Per Share Attributable to Stockholders (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock options [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,094,473	2,295,904	2,260,934	2,214,769
Series A Preferred Stock (as converted to Class A Common Stock) [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,588,406	3,588,406	3,588,406	3,588,406
Publicly traded warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	14,166,666	14,166,666	14,166,666	14,166,666
Shortfall Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	1,135,499	3,209,511	1,135,499	3,209,511
Term Loan Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,500,000	2,750,000	3,500,000	2,000,000
September 2025 Offering Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	5,868,336		5,868,336
October 2025 Offering Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	9,248,136		9,248,136
Series A Warrants & February 2026 Placement Agent Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	123,750,000